Basis of Preparation	12 Months Ended
Dec. 31, 2019
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Basis of Preparation
Note 2. Basis of Preparation
2.1 Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The Company’s consolidated financial statements and notes were authorized for issuance by the Company’s Chief Executive Officer Eduardo Padilla Silva and the Chief Corporate Financial Officer Gerardo Estrada Attolini on February 21, 2020. These consolidated financial statements and notes were then approved by the Company’s Board of Directors on February 27, 2020 and by the Shareholder meeting on March 20, 2020. The accompanying consolidated financial statements were approved for issuance in the Company’s annual report on form 20-F by the Company’s Chief Executive Officer and Chief Corporate Financial Officer on April 2
8
, 20
20
 and subsequent events have been considered through that date (see Note 30).
2.2 Basis of measurement and presentation
The consolidated financial statements have been prepared on historical cost basis, except for the following:

•	Derivative financial instruments.

•	Trust assets of post-employment and other long-term employee benefit plans.

•	Investments in equity instruments and some financial liabilities.
The carrying values of assets and liabilities designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationship.
The financial statements of subsidiaries whose functional currency is the currency of a hyperinflationary economy are restated in terms of the measuring unit at the end of the reporting period.
2.2.1 Presentation of consolidated income statement
The Company’s consolidated income statement classifies its related costs and expenses by function accordingly within the industry practices in which the Company operates.
2.2.2 Presentation of consolidated statements of cash flows
The Company’s consolidated statement of cash flows is presented using the indirect method.
2.2.3 Convenience translation to U.S. dollars ($)
The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position, as of December 31, 2019 the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the year ended December 31, 2019 were converted into U.S. dollars at closing exchange rate of 18.8600 Mexican pesos per U.S. dollar as published by the Federal Reserve Bank of New York as of December 31, 2019. This arithmetic conversion should not be construed as representation that amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate.
As explained in Note 2.1 above, as of April 24, 2020 the exchange rate was Ps. 24.8225 per U.S. dollar, a devaluation of 32% since December 31, 2019.
2.3 Critical accounting judgments and estimates
For the application of the Company’s accounting policies, as described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if it affects only such period or in the current or subsequent periods of the revision if this affects both.
Judgements
In the process of applying the Company’s accounting policies, management has made the following judgements, the most significant effects of which are included on consolidated financial statements.
2.3.1 Key sources of estimation uncertainty
The following are the assumptions and other sources of estimation uncertainty as of the reporting period that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities in the subsequent financial period. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes would be included in the assumptions when they occur.
2.3.1.1 Impairment of indefinite lived intangible assets, goodwill and depreciable long-lived assets
Intangible assets with indefinite lives including goodwill are subject to impairment tests annually or whenever indicators of impairment are present. An impairment exists when the carrying value of an asset or cash generating unit (“CGU”) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales agreements in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. In order to determine whether such assets are impaired, the Company calculates an estimation of the value-in-use
of the CGU to which such assets have been allocated. Impairment losses are recognized in current earnings for the excess of the carrying amount of the asset or CGU over its value-in-use
in the period the related impairment is determined.
The Company assesses at each reporting date whether there is an indication that a long-lived asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. In assessing value-in-use,
the estimated future cash flows expected to be generated from the use of the asset or CGU are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available.
If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded subsidiaries or other available fair value indicators.
The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.20 and 13.
2.3.1.2 Useful lives of property, plant and equipment and intangible assets with definite useful lives
Property, plant and equipment, including returnable bottles which are expected to provide benefits over a period of more than one year, as well as intangible assets with definite useful lives are depreciated/amortized over their estimated useful lives. The Company bases its estimates on the experience of its technical personnel as well as its experience in the industry for similar assets, see Notes 3.15, 3.18, 11 and 13.
2.3.1.3 Post-employment and other
non-current
employee benefits
The Company regularly evaluates the reasonableness of the assumptions used in its post-employment and other long-term employee benefit computations. Information about such assumptions is described in Note 17.

2.3.1.4 Income taxes
Deferred income tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The Company recognizes deferred tax assets for unused tax losses and other credits and regularly reviews them for recoverability, based on its judgment regarding the probability of the timing and level of future taxable income, the expected timing of the reversals of existing taxable temporary differences and available tax planning strategies, see Note 25.
2.3.1.5 Tax, labor and legal contingencies and provisions
The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 26. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies and accrues a provision and/or discloses the relevant circumstances, as appropriate. If the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a provision for the estimated loss. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.
2.3.1.6 Valuation of financial instruments
The Company measures all derivative financial instruments at fair value.
The fair values of derivative financial instruments are determined considering quoted prices in recognized markets. If such instruments are not traded, fair value is determined by applying techniques based upon technical models supported by sufficient reliable and verifiable data, recognized in the financial sector. The Company bases its forward price curves upon market price quotations. Management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of financial instruments, see Note 21.
2.3.1.7 Business combinations
Businesses combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company to, and liabilities assumed by the Company from the former owners of the acquiree, the amount of any non-controlling
interest in the acquiree, and the equity interests issued by the Company in exchange for control of the acquiree.
At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized and measured at their fair value, except that:

•
Deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12,
Income Taxes
and IAS 19,
Employee Benefits,
respectively;

•
Liabilities or equity instruments related to share-based compensation arrangements of the acquiree or share-based compensation arrangements of the Company entered into to replace share-based compensation arrangements of the acquiree are measured in accordance with IFRS 2,
Share-based Payment
at the acquisition date, see Note 3.27;

•
Assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5,
Non-current
Assets Held for Sale and Discontinued Operations
are measured in accordance with that standard; and

•	Indemnifiable assets are recognized at the acquisition date on the same basis as the indemnified liability subject to any contractual limitations.
For each acquisition, management’s judgment must be exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling
interest in the acquiree, applying estimates or judgments in techniques used, especially in forecasting CGU’s cash flows, in the computation of weighted average cost of capital (“WACC”) and estimation of inflation during the identification of intangible assets with indefinite live, mainly, goodwill, distribution and trademark rights.

2.3.1.8 Equity accounted investees
If the Company holds, directly or indirectly, 20 per cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated. Decisions regarding the propriety of utilizing the equity method of accounting for a less than 20 per cent-owned corporate investee requires a careful evaluation of voting rights and their impact on the Company’s ability to exercise significant influence. Management considers the existence of the following circumstances which may indicate that the Company is in a position to exercise significant influence over a less than 20 per cent-owned corporate investee:

•	Representation on the board of directors or equivalent governing body of the investee;

•	Participation in policy-making processes, including participation in decisions about dividends or other distributions;

•	Material transactions between the Company and the investee;

•	Interchange of managerial personnel; or

•	Provision of essential technical information.
Management also considers the existence and effect of potential voting rights that are currently exercisable or currently convertible when assessing whether the Company has significant influence.
In addition, the Company evaluates certain indicators that provide evidence of significant influence, such as:

•	Whether the extent of the Company’s ownership is significant relative to other shareholders (i.e., a lack of concentration of other shareholders);

•	Whether the Company’s significant shareholders, fellow subsidiaries, or officers hold additional investment in the investee; and

•	Whether the Company is a part of significant investee’s board of director committees, such as the executive committee or the finance committee.
An arrangement can be a joint arrangement even though not all of its parties have joint control of the arrangement. When the Company is a party to an arrangement it assesses whether the contractual arrangement gives all the parties, or a group of the parties, control of the arrangement collectively; joint control exists only when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Management needs to apply judgment when assessing whether all the parties, or a group of the parties, have joint control of an arrangement. When assessing joint control, management considers the following facts and circumstances such as:

a)	Whether all the parties or a group of the parties, control the arrangement, considering definition of joint control, as described in Note 3.14; and

b)	Whether decisions about the relevant activities require the unanimous consent of all the parties, or of a group of the parties.
As mentioned in Note 4, until January 2017, Coca-Cola FEMSA accounted for its 51% investment in Coca-Cola FEMSA Philippines, Inc. (“CCFPI”) as a joint venture, this was based on the facts that Coca-Cola FEMSA and TCCC: (i) make all operating decisions jointly during the initial four-year period and (ii) potential voting rights to acquire the remaining 49% of CCFPI were not probable to be exercised in the foreseeable future and the fact that the call option remains “out of the money” as of December 31, 2017. In January 2017, the arrangement between Coca-Cola FEMSA and TCCC for joint control of CCFPI expired; therefore, Coca-Cola FEMSA started to consolidate the operations of CCFPI effective February 2017. On August 16, 2018, Coca-Cola FEMSA announced the exercise of the put option to sell its 51% stake in CCFPI back to TCCC. Therefore, its operations for the years ended December 31, 2018 and 2017 were classified as discontinued operations in the consolidated income statements.
2.3.1.9 Venezuela exchange rates and deconsolidation
As is explained in Note 3.3 below, effective December 31, 2017, the Company deconsolidated its Coca-Cola FEMSA subsidiary’s operations in Venezuela due to the political and economic environment in that country and began accounting for its investments under the fair value method. Consequently, beginning January 1, 2018, all changes in the fair value of the investment, including foreign currency translation differences are recognized for Venezuela’s operations in
“Other comprehensive income, net of tax.”

2.3.1.10 Leases
Information on assumptions and estimates that have a significant risk of resulting in an adjustment to the carrying value of right-of-use
assets and lease liabilities, and related statement of income accounts, include the following:

•
If the Company is reasonably certain to exercise an option to extend a lease agreement or not to exercise an option to terminate a lease agreement before its termination date, considering all the facts and circumstances that create an economic incentive for the Company to exercise, or not, such options, taking into account whether the lease option is enforceable, when the Company has the unilateral right to apply the option in question.

•
Determination of the
non-cancellable
period for evergreen contracts and lifelong leases, considering whether the Company is reasonably certain to terminate the lease and/or estimating a reasonable period for the use of the asset, based on significant leasehold improvements made on the leased properties that provide reasonable certainty to the Company about the remaining period to obtain the benefits of such improvements on leased properties.

2.4 Application of recently issued accounting standards
The Company has applied the following amendments to IFRS during 2019:
2.4.1 IFRS 16
Leases
IFRS 16 supersedes International Accounting Standard (IAS) 17,
Leases
, International Financial Reporting Interpretation Committee (IFRIC) 4,
Determining whether an Arrangement contains a Lease
, Standard Interpretation Committee (SIC) 15,
Operating Leases-Incentives
and SIC 27,
Evaluating the Substance of Transactions Involving the Legal Form of a Lease
. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance
sheet model, recognizing a
right-of-use
asset reflecting its right to use the underlying asset and a related lease liability for its obligation to make lease payments during the lease term. The Company has modified its accounting policy for lease contracts as a result of the standard adoption, acting only as a lessee, as detailed in Note 3.
Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 did not have an impact for leases where the Group is the lessor.
The Company applied the modified retrospective approach, under which, the cumulative effect of initial application is recognized in retained earnings as from January 1, 2019. The main changes on leases accounting policy is disclosed below.
Definition of a lease
Previously, the Company had determined at each contract inception whether an arrangement is or contains a lease under “IAS 17 – Leases” and “IFRIC 4 – Determining whether an arrangement contains a lease”. Under IFRS 16, the Company assesses whether a contract is or contains a lease based on the definition of a lease, as explained in Note 3.
The Company elected to apply the transition practical expedient known as “Grandfather” which allows at the date of initial application to consider as a lease only those contracts previously identified as such in accordance with IAS 17 and IFRIC 4. Therefore, the definition of a lease under IFRS 16 applies only to those contracts entered into or modified on or after January 1, 2019.
Accounting as a lessee
As a lessee, the Company previously classified leases as either operating or finance leases based on its assessment of whether substantially all the rights and risk incidental to ownership of an asset are transferred from the lessor to the lessee. Under IFRS 16, the Company recognizes a right-of-use
asset and a lease liability for all lease arrangements, excluding those that are considered as exceptions by the standard.

At transition date, the Company recognized a lease liability measured at the present value of the remaining lease payments during the non-cancellable
period, discounted at the incremental borrowing rate of the Company as of January 1, 2019.
Right-of-use
asset is measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.
The following practical expedients permitted by IFRS 16 were applied to lease contracts previously accounted for as operating leases under IAS 17 at the transition date only:

•	A single discount rate to a portfolio of leases with similar characteristics.

•	Not to recognize right-of-use assets and liabilities for leases with less than twelve months of lease term and leases of low-value items.

•	Exclude initial direct costs from measuring the right-of-use asset.

•	Use hindsight information when de termining the lease term if the contract contains options to extend or terminate the lease.
As of January 1, 2019, the main effects in the relevant line items of FEMSA’s statement of financial position were as follows:

Operating lease commitments as of December 31, 2018	Ps.	82,216
Discounted operating lease commitments		50,827
Less: Commitments relating to short-term leases and low-value assets		699
Add: Commitments relating to leases previously classified as finance leases		92

Lease liabilities and right-of-use asset as of January 1, 2019	Ps.	50,220

As of the date of the adoption, the weighted average incremental borrowing rate was 9.84%.
2.4.2 IFRIC 23 Uncertainty over income tax treatments
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:
a) Whether an entity considers uncertain tax treatments separately,
b) The assumptions an entity makes about the examination of tax treatments by taxation authorities,
c) How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and
d) How an entity considers changes in facts and circumstances.
An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after January 1, 2019 and has been adopted in preparing these Consolidated Financial Statements.
The Company applied the modified retrospective approach and has performed a qualitative and quantitative evaluation of the impacts in the consolidated financial statements derived from IFRIC 23 adoption. Such evaluation includes the following activities described below:
i) Review of the Company’s policies through which tax treatments are revised and accounted, this includes evidence from business units delivered to external advisors.
ii) Analysis of the tax memorandums prepared by the external tax advisor which support the Company’s tax treatment over an uncertain tax position about a) how tax earnings (losses) are calculated, b) tax basis or losses are applied, c) tax credits are applied, and d) how tax rates in different jurisdictions are considered.
iii) Documentation of the tax correspondence received in the Company’s and subsidiaries business units in order to analyze any recent resolution adopted from the tax authority regarding tax positions.

iv) Analysis of the tax position report of the Company on a monthly basis.
The Company concluded that there were no significant impacts on the consolidated financial statements from the adoption of the IFRIC 23.